Right-of-Use Asset and Lease Liabilities - Supplemental Cash Flow And Other Information (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 182,980	$ 200,215	$ 757,759	$ 872,460
Financing cash flows from finance leases	12,801	11,735	48,511	35,199
Cash flows from leases	$ 195,781	$ 211,950	$ 806,270	$ 907,659
Operating lease, weighted average remaining lease term (in years)	3 years 4 months 24 days	4 years	3 years 7 months 6 days	4 years 4 months 24 days
Finance lease, weighted average remaining lease term (in years)	2 years 6 months	3 years 4 months 24 days	2 years 8 months 12 days	3 years 7 months 6 days
Operating lease, weighted average discount rate	8.30%	8.10%	8.30%	8.00%
Finance lease, weighted average discount rate	9.00%	8.90%	8.90%	8.90%